Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 183,350	$ 163,500
Noninterest checking, percent of total	27.20%	26.20%
Interest checking, weighted average rate	0.13%	0.10%
Interest checking, amount	$ 96,341	$ 88,715
Interest checking, percent of total	14.30%	14.30%
Savings accounts, weighted average rate	0.08%	0.08%
Savings accounts, amount	$ 80,054	$ 76,839
Savings accounts, percent of total	11.90%	12.30%
Money market accounts, weighted average rate	0.65%	0.56%
Money market accounts, amount	$ 187,517	$ 181,374
Money market accounts, percent of total	27.80%	29.10%
Amount	$ 547,262	$ 510,428
Percent of total	81.20%	81.90%
Certificates, amount	$ 126,608	$ 112,924
Certificates, percent of total	18.80%	18.10%
Total certificates, weighted average rate	1.84%	1.32%
Total deposits, weighted average rate	0.56%	0.43%
Total deposits	$ 673,870	$ 623,352
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 22,499	$ 32,904
Certificates, percent of total	3.30%	5.30%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 38,097	$ 47,627
Certificates, percent of total	5.70%	7.60%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 61,936	$ 31,680
Certificates, percent of total	9.20%	5.10%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 4,076	$ 713
Certificates, percent of total	0.60%	0.10%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%